SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)   Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

(b)   Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the Consolidated VIEs for which the Company or a subsidiary of the Company is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the Consolidated VIEs are eliminated upon consolidation. Results of acquired subsidiaries and its Consolidated VIEs are consolidated from the date on which control is transferred to the Company.

(c)   Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant estimates and assumptions reflected in the Company’s financial statements include, but are not limited to, determining the valuation allowance for deferred tax assets, determining the fair value of convertible promissory notes and assessing the initial valuation of the assets acquired and liabilities assumed in acquisitions. Changes in facts and circumstances may result in revised estimates. Given the global economic climate and unforeseen effects from COVID-19 pandemic, the process of estimation has become more challenging. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(d)   Foreign currency

The functional currency of the Company and its overseas subsidiaries is the United States dollar (“US$”), whereas the functional currency of the Company’s PRC subsidiaries and its Consolidated VIEs is the Chinese Renminbi (“RMB”) as determined based on the criteria of ASC Topic 830, Foreign Currency Matters (“ASC 830”). The Company uses the RMB as its reporting currency.

The financial statements of the Company and its overseas subsidiaries are translated from the functional currency to the reporting currency, RMB. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical costs in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of operations.

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income (loss) within the statements of comprehensive loss.

(e)   Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.5250 on December 31, 2020, the last business day in fiscal year 2020, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be converted, realized or settled into US$ at such rate or at any other rate.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(f)   Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks which are unrestricted as to withdrawal and use and have original maturities less than three months. All highly liquid investments with a stated maturity of 90 days or less from the date of purchase are classified as cash equivalents.

(g)   Restricted cash

Restricted cash mainly represents amounts held by a few banks in escrow as security for credit facilities, the guarantee of compliance with the network and service requirements of the radio spectrum license awarded by the Hong Kong Telecommunication Authority, the deposits for finance lease, the deposits for a lawsuit with a third party, the deposits held in escrow for the advances received from end customers subscribing Office 365 and Windows Azure services (the disbursement of which shall be agreed by both Microsoft (China) Co., Ltd. (“Microsoft”) and the Company), the deposits for business operation, the deposits for loans.

(h)   Short-term investments

All highly liquid investments with original maturities of greater than three months but less than twelve months, are classified as short-term investments. Interest income is included in earnings.

(i)   Accounts receivable and allowance for doubtful debt

Prior to adopting ASC 326, Financial Instruments-Credit Losses (“ASC326”), accounts receivables are carried at net realizable value. An allowance for doubtful debt is recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors in accordance with ASC 310, Receivables. An accounts receivable is written off after all collection effort has ceased.

On January 1, 2020, the Company adopted ASC326 using modified-retrospective transition approach. Following the adoption of this guidance, a cumulative-effect adjustment in accumulated deficit of RMB2,740 was recognized as of January 1, 2020. For the year ended December 31, 2020, the Company recorded credit losses of RMB2,393 (US$367).

Pursuant to ASC 326, an allowance for credit losses for financial assets, including accounts receivable, carried at amortized cost to present the net amount expected to be collected as of the balance sheet date. Such allowance is based on credit losses expected to arise over the life of the asset’s contractual term, which includes consideration of prepayments. Assets are written off when the Company determines that such financial assets are deemed uncollectible and are recognized as a deduction from the allowance for credit losses. Expected recoveries of amounts previously written off, not to exceed the aggregate of the amount previously written off, are included in determining the necessary reserve at the balance sheet date. The Company pools financial assets based on similar risk characteristics to estimate expected credit losses. The Company estimates expected credit losses on financial assets individually when those assets do not share similar risk characteristics. The Company closely monitors its accounts receivable including timely account reconciliations, detailed reviews of past due accounts, updated credit limits, and monthly analysis of the adequacy of their reserve for credit losses.

The Company utilizes a loss rate approach to determine lifetime expected credit losses for its financial assets. This method is used for calculating an estimate of losses based primarily on the Company’s historical loss experience. In determining loss rates, the Company evaluates information related to historical losses, adjusted for current conditions and further adjusted for the period of time that the Company can reasonably forecast. The Company has concluded that it can reasonably support a forecast period for the contractual life of its financial assets. Qualitative and quantitative adjustments related to current conditions and the reasonable and supportable forecast period consider the following: the customer or vendor ’s creditworthiness, changes in the policy and procedures to establish customer credit limits, changes in the payment terms of receivables, existence and effect of any concentration of credit and changes in the level of such concentrations, and the effects of other external forces such as the current and forecasted direction of the economic and business environment.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(j)   Property and equipment

Property and equipment are stated at cost less accumulated depreciation and any recorded impairment. Property and equipment acquired in a business combination are recognized initially at fair value at the data of acquisition. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Property	25-46 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Optical fibers	10-20 years
Computer and network equipment	1-10 years
Office equipment	2-8 years
Motor vehicles	2-8 years

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

Property and equipment that are purchased or constructed which require a period of time before the assets are ready for their intended use are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including installation costs. Construction-in-progress is transferred to specific property and equipment accounts and commences depreciation when these assets are ready for their intended use.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(k)   Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives are amortized using a straight-line method. These amortization methods reflect the estimated pattern in which the economic benefits of the respective intangible assets are to be consumed.

The Company has capitalized certain internal use software development costs in accordance with ASC Subtopic 350-40, Intangibles-Goodwill and Other: Internal-Use Software (“ASC 350-40”), amounting to RMB6,093, RMB13,189, and RMB8,684 (US$1,331) for the years ended December 31, 2018, 2019 and 2020, respectively. The Company capitalizes certain costs relating to software acquired, developed, or modified solely to meet the Company’s internal requirements and for which there are no substantive plans to market the software. These costs mainly include the research staff costs directly associated with the internal-develop software projects during the application development stage. Capitalized internal-use software costs are included in “intangible assets, net”.

Intangible assets have weighted average useful lives from the date of purchase/ acquisition as follows:

Purchased software	5.1 years
Radio spectrum license	15 years
Operating permits*	29.3 years
Contract backlog*	4.9 years
Customer relationships*	8.8 years
Licenses*	15 years
Supplier relationships*	10 years
Trade Names*	20 years
Platform software*	5 years
Non-complete agreements*	5 years
Internal use software	3.8 years
Customer contract*	6.5 years

*	Acquired in the acquisitions of subsidiaries.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(l)   Leases

Effective January 1, 2019, the Company adopted ASC Topic 842, Lease (“ASC 842”) using the modified retrospective method and did not restate the comparable periods. The Company determines if an arrangement is a lease at inception. Leases are classified as operating or finance leases in accordance with the recognition criteria in ASC 842-20-25. The Company’s leases do not contain any material residual value guarantees or material restrictive covenants.

The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. The Company has lease agreements with lease and non-lease components, which are generally accounted for separately. Lastly, the Company elected the short-term lease exemption for all contracts with lease term of 12 months or less.

At the commencement date of a lease, the Company determines the classification of the lease based on the relevant factors present and records a right-of-use (“ROU”) asset and lease liability for operating lease, and records property and equipment and finance lease liability for finance lease. ROU assets and property and equipment acquired through lease represent the right to use an underlying asset for the lease term, and operating lease liabilities and finance lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and lease liabilities are calculated as the present value of the lease payments not yet paid. If the rate implicit in the Company’s leases is not readily available, the Company uses an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. This incremental borrowing rate reflects the fixed rate at which the Company could borrow on a collateralized basis the amount of the lease payments in the same currency, for a similar term, in a similar economic environment. ROU assets include any lease prepayments and are reduced by lease incentives. Operating lease expense for lease payments is recognized on a straight-line basis over the lease term. Lease terms are based on the non-cancelable term of the lease and may contain options to extend the lease when it is reasonably certain that the Company will exercise that option.

Leases with an initial lease term of 12 months or less are not recorded on the consolidated balance sheets. Lease expense for these leases is recognized on a straight-line basis over the lease term.

(m)   Land use right

The land use rights represent the operating lease prepayments for the rights to use the land in the PRC under ASC 842. Amortization of the prepayments is provided on a straight-line basis over the terms of the respective land use rights certificates.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(n)   Long-term investments

The Company’s long-term investments primarily consist of equity investments without readily determinable fair value, equity method investments.

Pursuant to ASC Topic 321, Investments—Equity Securities (“ASC 321”), equity investments, except for those accounted for under the equity method and those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Equity securities with readily determinable fair value are measured at fair values, and any changes in fair value are recognized in earnings.

For equity investments measured at fair value with changes in fair value recorded in earnings, the Company does not assess whether those securities are impaired. For those equity investments that the Company elects to use the measurement alternative, the Company makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the entity has to recognize an impairment loss in net loss equal to the difference between the carrying value and fair value.

Investments in equity investees represent investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC Subtopic 323-10, Investments-Equity Method and Joint Ventures: Overall (“ASC 323-10”). The Company applies the equity method of accounting that is consistent with ASC 323-10 in limited partnerships in which the Company holds a three percent or greater interest. Under the equity method, the Company initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net profit or loss into its consolidated statements of operations. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investments on the consolidated balance sheets. The Company evaluates its equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in the consolidated statements of operations when the decline in value is determined to be other-than-temporary.

(o)   Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. In accordance with ASC Topic 350, Goodwill and Other Intangible Assets (“ASC 350”), recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

In accordance with ASC 350, the Company assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. As of December 31, 2018, 2019 and 2020, there is only hosting and related services and the Company as a whole is one reporting unit.

Pursuant to ASC 350, in 2019 and 2020, the Company performed a qualitative assessment for hosting and related services and completed its annual impairment test for goodwill that has arisen out of its acquisitions. The Company evaluated all relevant factors including, but not limited to, macroeconomic conditions, industry and market conditions, financial performance, and the share price of the Company. The Company weighed all factors in their entirety and concluded that it was not more-likely-than-not the fair value was less than the carrying amount of the reporting unit, and further impairment testing on goodwill was unnecessary. No impairment loss of goodwill in hosting and related services was recognized for the years ended December 31, 2018, 2019 and 2020.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(p)   Impairment of long-lived assets

The Company evaluates long-lived assets, such as fixed assets and purchased or internally developed intangible assets with finite lives for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC Topic 360, Property, Plant and Equipment. When such events occur, the Company assesses the recoverability of the asset group based on the undiscounted future cash flows the asset group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset group plus net proceeds expected from disposition of the asset group, if any, is less than the carrying value of the asset group. If the Company identifies an impairment, the Company reduces the carrying amount of the asset group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values and the impairment loss, if any, is recognized in the consolidated statements of operations.

As of December 31, 2020, due to continuing losses, the Company recorded the long-lived assets impairment amounting to RMB81,619 (US$12,509) for one of its asset groups, resulting from excess of the carrying amount of the asset group over the fair value of the asset group. The Company determined the fair value of the asset group using the income approach based on the discounted cash flows associated with the asset group. The discounted cash flows were based on a six-year projection for the asset group, which is consistent with the remaining useful life of its principal asset. The discount rate of 13% was derived and used in the valuations which reflect the market assessment of the risks specific to the Company and its industry and is based on its weighted average cost of capital. No impairment was recognized in other asset groups as there was no impairment indicator identified.

The impairment loss reduced the carrying amount of the long-lived assets of the group on a pro-rata basis using the relative carrying amount of those assets except that the loss allocated to an individual long-lived asset of the group shall not reduce the carrying amount of that asset below its fair value whenever that fair value is determinable without undue cost and effort.

The Company recorded impairment charges associated with its long-lived assets and acquired intangibles as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Impairment of equipment	—	—	35,793	5,486
Impairment of intangible assets	—	—	38,654	5,924
Impairment of other non-current assets	—	—	7,172	1,099

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(q)   Fair value of financial instruments

The Company’s financial instruments include cash and cash equivalents, restricted cash, short-term investments, accounts receivable and payable, other receivables and payables, bonds payable, short-term and long-term borrowings, available-for-sale investments, liability classified restricted share units (“RSU”) and convertible promissory notes. Other than the bonds payable, long-term borrowings and convertible promissory notes, the carrying values of these financial instruments approximate their fair values due to their short-term maturities.

The carrying amounts of bonds payable and long-term borrowings approximate their fair values since they bear interest rates which approximate market interest rates. The Company carries the bonds payable at face value less unamortized debt discount and issuance cost on its consolidated balance sheets and measures the fair value for disclosure purposes only. The Company elected the fair value option of convertible promissory notes when it initially recognized as financial liability as the fair value better represents the value of the underlying liabilities. The contingent purchase considerations in both cash and shares and share-settled bonus are initially measured at fair value on the acquisition dates of the acquired businesses and the date of grant, respectively, and subsequently remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period income/(expense). Convertible promissory notes are measured at fair value in accordance with ASC 825, Financial Instruments on the issuance date and subsequently remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period income/(expense), however, any fair value changes related to instrument-specific credit risk are recorded to other comprehensive income/(loss).

(r)   Revenue recognition

The Company provides hosting and related services including hosting of customers’ servers and networking equipment, connecting customers’ servers with internet backbones (“Hosting service”), virtual private network services providing encrypted secured connection to public internet (“VPN service”) and other value-added services and public cloud service through strategic partnership with Microsoft.

On January 1, 2018, the Company adopted ASU No. 2014-09, Revenue from Contracts with Customers (“ASC 606”), which supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition (“ASC 605”), using the modified retrospective transition method applied to those contracts which were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts have not been adjusted and continue to be reported in accordance with historic accounting under ASC 605. The impact of adopting the new revenue standard was not material to consolidated financial statements and there was no adjustment to beginning retained earnings on January 1, 2018.

Under ASC 606, an entity recognizes revenue as the Company satisfies a performance obligation when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration to which it is entitled in exchange for the goods or services it transfers to the customer.

Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. The Company recognizes revenue based on the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied or as it is satisfied.

The Company is a principal and records revenue on a gross basis when the Company is primarily responsible for fulfilling the service, has discretion in establishing pricing and controls the promised service before transferring that service to customers. Otherwise, the Company records revenue at the net amounts as commissions.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(r)   Revenue recognition (continued)

The Company’s revenue recognition policies effective on the adoption date of ASC 606 are as follows:

Hosting services are services that the Company dedicates data center space to house customers’ servers and networking equipment and provides tailored server administration services including operating system support and assistance with updates, server monitoring, server backup and restoration, server security evaluation, firewall services, and disaster recovery. The Company also provides interconnectivity services to connect customers with each other, internet backbones in China and other networks through Border Gateway Protocol, or BGP, network, or single-line, dual-line or multiple-line networks. Hosting services are typically provided to customers for a fixed amount over the contract service period and the related revenues are recognized on a straight-line basis over the term of the contract. For certain contracts where considerations are based on the usage of the Hosting services, the related revenues are recognized based on the consumption at the predetermined rate as the services are rendered throughout the contact term. The Company is a principal and records revenue for Hosting service on a gross basis.

VPN services are services that the Company extends customers’ private networks by setting up secure and dedicated connections through the public internet. VPN services are provided to customers for a fixed amount over the contract service period and revenue are recognized on a straight-line basis over the term of the contract. The Company is a principal and records revenue for VPN service on a gross basis.

The Company partners with Microsoft to provide Cloud services that allow enterprise and individual customers to run their applications over the internet using the IT infrastructure. Cloud services are generally charged by the Company to the end customers for a fixed amount or based on the actual usage of the cloud resources at predetermined rates over the subscription period, which in general is one year. The Company fulfils its performance obligation of facilitating Microsoft to provide the Cloud services to the end customers by providing, but not limited to, contract processing management, billing, payment collection, maintenance, help desk supports and certain IT infrastructure services. These are considered as a series of distinct services that are substantially the same and have the same pattern of transfer to the customer; therefore, they are accounted for as a single performance obligation that is satisfied over time. The corresponding consideration that the Company is entitled to is recognized as revenue using a time-based method since this best depicts the pattern of the control transfer. Revenue from Cloud services consists of monthly incentive revenues received from Microsoft upon completion of certain conditions and gross billing amount received from end customers net of considerations remitted by the Company to Microsoft. When the contract is modified to add distinct services to the single performance obligation for additional fees, such changes are accounted for prospectively as a termination of the old contract and the creation of a new contract.

For certain arrangements, customers are required to pay the Company before the services are delivered. When either party to a revenue contract has performed, the Company recognizes a contract asset or a contract liability in the consolidated balance sheets, depending on the relationship between the Company’s performance and the customer’s payment. Contract liabilities were mainly related to fee received for Hosting services to be provided over the contract period, which were presented as deferred revenue on the consolidated balance sheets.

Deferred revenue represented the Company’s obligation to transfer the goods or services to a customer for which the Company has received consideration (or an amount of consideration is due) from the customer. As of December 31, 2019 and 2020, the Company has deferred revenue amounting up to RMB57,625 and RMB63,245 (US$9,693), respectively. Revenue recognized from opening deferred revenue balance was RMB46,730 (US$7,162) for the year ended December 31, 2020.

The Company’s certain Hosting service contains lease and non-lease components. The Company elected to adopt the practical expedient which allows lessors to combine lease and non-lease components and account for them as one component if 1) the timing and pattern of transfer of the lease component and non-lease component is the same; 2) the lease component should be classified as an operating lease if it were accounted for separately. The combined component is accounted for in accordance with the current lease accounting guidance (“ASC 842”) if the lease component is predominant, and in accordance with the ASC 606 if the non-lease component is predominant. The Company has determined that the non-lease component is the predominant component in Hosting service. Therefore, the Company has accounted for the combined component in accordance with ASC 606.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(r)   Revenue recognition (continued)

The Company does not disclose the value of unsatisfied performance obligations as the Company’s revenue contracts are (i) contracts with an original expected length of one year or less or (ii) contracts for which the Company recognizes revenue at the amount to which it has the right to invoice for services performed.

(s)   Cost of revenues

Cost of revenues consists primarily of telecommunication costs, depreciation of the Company’s long-lived assets, amortization of acquired intangible assets, maintenance, data center rental expenses directly attributable to the provision of the IDC services, payroll and other related costs of operations.

(t)   Advertising expenditures

Advertising expenditures are expensed as incurred and are included in sales and marketing expenses, which amounted to RMB7,968, RMB6,095 and RMB7,779 (US$1,192) for the years ended December 31, 2018, 2019 and 2020, respectively.

(u)   Research and development expenses

Research and development expenses consist primarily of payroll and related personnel costs for routine upgrades and related enhancements of the Company’s services and network. Research and development expenses are expensed as incurred except for costs to develop internal-use software or add significant upgrades and enhancements resulting in additional functionality to internal-use software that meet the capitalization criteria in accordance with ASC Subtopic 350-40, Intangibles-Goodwill and Other, Internal-Use Software.

(v)   Government grants

Government grants are provided by the relevant PRC municipal government authorities to subsidize the cost of certain research and development projects. The amount of such government grants is determined solely at the discretion of the relevant government authorities and there is no assurance that the Company will continue to receive these government grants in the future. Government grants are recognized when it is probable that the Company will comply with the conditions attached to them, and the grants are received. When the grant relates to an expense item, it is recognized in the consolidated statement of operations over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate, as a reduction of the related operating expense. When the grant relates to an asset, it is recognized as deferred government grants and released to the consolidated statement of operations in equal amounts over the expected useful life of the related asset, when operational, as a reduction of the related depreciation expense.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(w)   Capitalized interest

Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for these assets have not been made.

As a result of total interest costs capitalized during the period, the interest expense for the years ended December 31, 2018, 2019 and 2020, was as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Interest expense and amortization cost of bonds payable	150,098	223,832	223,785	34,297
Interest expense on convertible promissory notes	—	—	18,880	2,893
Interest expense on bank and other borrowings	19,395	14,212	39,424	6,042
Interest expense on finance leases	79,935	120,185	130,196	19,953
Total interest costs	249,428	358,229	412,285	63,185
Less: Total interest costs capitalized	(13,362)	(12,274)	(31,676)	(4,854)
Interest expense, net	236,066	345,955	380,609	58,331

(x)   Income taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The carrying amount of deferred tax assets is reviewed on an entity-by-entity basis and is reduced by a valuation allowance to the extent that it is more-likely-than-not that the benefits of the deferred tax assets will not be realized in future years. The valuation allowance is determined based on the weight of positive and negative evidences including future reversals of existing taxable temporary differences, the adequacy of future taxable income exclusive of reversing temporary differences, and verifiable tax planning. The estimated future taxable income involves significant assumptions of forecasted revenue growth that take into consideration of the Company’s historical financial results, its plan of expanding operating capacity as well as current industry trends. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date of the change in tax rate. All deferred income tax assets and liabilities are classified as non-current on the consolidated balance sheets.

The Company applies ASC Topic 740, Accounting for Income Taxes (“ASC 740”), to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements.

The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “income tax expenses” in the consolidated statements of operations.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(y)   Share-based compensation

Share options and Restricted Share Units (“RSUs”) granted to employees are accounted for under ASC Topic 718, Compensation—Stock Compensation (“ASC 718”), which requires that share-based awards granted to employees be measured based on the grant date fair value and recognized as compensation expenses over the requisite service period and/or performance period (which is generally the vesting period) in the consolidated statements of operations. The Company accounts for forfeitures as they occur.

The Company has elected to recognize compensation expenses using the straight-line method for share-based awards granted with service conditions that have a graded vesting schedule. For share-based awards granted with performance conditions, the Company recognizes compensation expenses using the accelerated method. The Company commences recognition of the related compensation expenses if it is probable that the defined performance condition will be met. To the extent that the Company determines that it is probable that a different number of share-based awards will vest depending on the outcome of the performance condition, the cumulative effect of the change in estimate is recognized in the period of change. For share-based awards with market conditions, the probability to achieve market conditions is reflected in the grant date fair value. The Company recognized the related compensation expenses when the requisite service is rendered using the accelerate method.

On November 26, 2016, the Board approved a new incentive program to certain individuals with a new bonus scheme which will be settled by issuing a variable number of shares with a fair value equal to fixed dollar amount on the settlement date. The Company remeasures the fair value of such liability at each reporting period end through earnings until the actual settlement date, which is the date when the number of underlying shares were fixed and recorded the compensation cost over the remaining vesting term.

A cancellation of the terms or conditions of an equity award under original award in exchange for a new award should be treated as modification. The compensation costs associated with the modified awards are recognized if either the original vesting conditions or the new vesting conditions have been achieved. Total recognized compensation cost for the awards is at least equal to the fair value of the original awards at the grant date unless at the date of the modification the performance or service conditions of the original awards are not expected to be satisfied. The incremental compensation cost is measured as the excess of the fair value of the replacement awards over the fair value of original awards at the modification date. Therefore, in relation to the modified awards, the Company recognizes share-based compensation over the vesting periods of the new awards, which comprises (i) the amortization of the incremental portion of share-based compensation over the remaining vesting term, and (ii) any unrecognized compensation cost of original awards, using either the original term or the new term, whichever results in higher expenses for each reporting period. For a modification of a market condition, the incremental portion of share-based compensation and unrecognized compensation cost of original award are recognized over new vesting period. For modification of a liability award that remains a liability after modification, the liability award continues to be remeasured at fair value at each reporting date.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(z)   Loss per share

In accordance with ASC Topic 260, Earnings per Share (“ASC 260”), basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using two-class method. Under the two-class method, net loss is allocated between ordinary shares and participating securities based on their participating rights. The company’s series A preferred shares (Note 17) are participating securities. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders using two-class method as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Contingently issuable shares, including performance-based share awards and contingent considerations to be settled in shares, are included in the computation of basic earnings per share only when there is no circumstance under which those shares would not be issued. Contingently issuable shares are included in the denominator of the diluted loss per share calculation as of the beginning of the period or as of the inception date of the contingent share arrangement, if later, only when dilutive and when all the necessary conditions have been satisfied as of the reporting period end. For contracts that may be settled in ordinary shares or in cash at the election of the Company, share settlement is presumed, pursuant to which incremental shares relating to the number of shares that would be required to settle the contract are included in the denominator of diluted loss per share calculation if the effect is more dilutive. Ordinary equivalent shares consist of the ordinary shares issuable upon the exercise of the share options, using the treasury stock method and shares issuable upon the conversion of the company’s series A preferred shares and convertible promissory notes using if converted method. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive.

(aa)   Share repurchase program

Pursuant to the Board of Directors’ resolutions on December 2, 2019, the Company’s management is authorized to repurchase, in one or more tranches, up to an aggregate of US$20,000 of its own outstanding shares (including shares represented by ADSs) (each such transaction a “Repurchase”) over a period of 13 months ending on December 31, 2020.

The Company accounted for the repurchased shares as Treasury Stock at cost in accordance to ASC Subtopic 505-30, Treasury Stock (“ASC 505-30”), and the share repurchase is shown separately in the consolidated statement of shareholder’s equity, as the Company has not yet decided on the ultimate disposition of those ADSs acquired. When the Company decides to retire the treasury stock, the difference between the original issuance price and the repurchase price is debited into accumulated deficit.

For the years ended December 31, 2018, 2019 and 2020, the Company repurchased nil, 242,830 and nil ADSs for a consideration of nil, RMB11,840 and nil, respectively.

(bb)   Comprehensive loss

Comprehensive loss is defined as the decrease in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive income of the Company includes only foreign currency translation adjustments related to the Company and its overseas subsidiaries, whose functional currency is US$.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(cc)   Segment reporting

In accordance with ASC Topic 280, Segment Reporting (“ASC 280”), the Company had one reportable segment since the Company’s chief executive officer, who has been identified as the Company’s chief operating decision-maker (“CODM”) formerly relied on the results of operations of hosting and related services when making decisions on allocating resources and assessing performance of the Company, the Company has only one hosting and related services and the CODM reviews the operation result of the Company as a whole. Hosting and related services business focuses primarily on colocation, interconnectivity, cloud, VPN, hybrid IT and other value-added services.

As of December 31, 2018, 2019 and 2020, the Company only had one reporting segment. Because substantially all of the Company’s long-lived assets and revenues are located in and derived from the PRC, geographical segments are not presented.

(dd)   Employee benefits

The full-time employees of the Company’s PRC subsidiaries are entitled to staff welfare benefits including medical care, housing fund, pension benefits and unemployment insurance, which are governmental mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued.

(ee)   Comparatives

Certain items reported in the prior year’s consolidated financial statements have been reclassified to conform with the current year’s presentation.

(ff)   Recent accounting pronouncements

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848), which is elective, and provides for optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments apply only to contracts and hedging relationships that reference LIBOR or another reference rate expected to be discontinued due to reference rate reform. These amendments are effective immediately and may be applied prospectively to contract modifications made and hedging relationships entered into or evaluated on or before December 31, 2022. The Company is currently evaluating the impact of reference rate reform and potential impact of adoption of these elective practical expedients on its condensed consolidated financial statements and will consider the impact of adoption during its analysis.

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which focuses on amending the legacy guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity. ASU 2020-06 simplifies an issuer’s accounting for convertible instruments by reducing the number of accounting models that require separate accounting for embedded conversion features. ASU 2020-06 also simplifies the settlement assessment that entities are required to perform to determine whether a contract qualifies for equity classification. Further, ASU 2020-06 enhances information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share (EPS) guidance, i.e., aligning the diluted EPS calculation for convertible instruments by requiring that an entity use the if-converted method and that the effect of potential share settlement be included in the diluted EPS calculation when an instrument may be settled in cash or shares, adding information about events or conditions that occur during the reporting period that cause conversion contingencies to be met or conversion terms to be significantly changed. This update will be effective for the Company’s fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Entities can elect to adopt the new guidance through either a modified retrospective method of transition or a fully retrospective method of transition. The Company expects to early adopt ASU 2020-06 beginning January 1, 2021 and does not expect any material impact on its financial statement at the date of adoption.